Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
EXPENSES
Consulting fees	$ 207,390	$ 771,329	$ 394,624
Directors' compensation	1,156,523	99,438	136,612
Foreign exchange	(14,189)	(12,151)	(154,099)
Funds processing fees - private placements	0	0	18,665
Marketing, advertising, and investor relations	119,418	551,864	852,151
Office and administrative	278,809	478,248	197,125
Professional fees	437,679	650,196	709,954
Regulatory and filing	186,651	243,079	181,743
Research and development	4,999,944	12,180,938	6,313,988
TOTAL EXPENSES	(7,372,225)	(14,962,941)	(8,650,763)
Impairment of intangible assets	0	(2,000)	0
Net and comprehensive loss	$ (7,372,225)	$ (14,964,941)	$ (8,650,763)
Basic loss per share	$ (1.98)	$ (6.06)	$ (4.82)
Diluted loss per share	$ (1.98)	$ (6.06)	$ (4.82)
Weighted average number of common shares outstanding -basic	3,719,775	2,470,383	1,794,805
Weighted average number of common shares outstanding -diluted	3,719,775	2,470,383	1,794,805